Loan from Shareholder - Schedule of Loan from Shareholder (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Loan from Shareholder [Abstract]
Loan from shareholder – Mega Origin	$ 5,000